SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)		Dec. 31, 2016 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 4,740	€ 85	[1]	$ 5,164
Securities sold under agreements to repurchase:
Average outstanding during the year	€ 2,713	€ 416
Weighted average interest rate during the year	0.17%	0.50%
Weighted average interest rate at year end	0.23%	1.74%
Amount outstanding at month end:
January	€ 64	€ 607
February	164	129
March	942	110
April	1,490	124
May	2,475	90
June	4,028	173
July	3,822	166
August	3,823	90
September	4,017	88
October	4,813	90
November	4,807	€ 86
Overnight and continuous
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Overnight and continuous | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Up to 30 days
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	4,647
Up to 30 days | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	9
Up to 30 days | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	4,638
Up to 30 days | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
30-90 days
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
30-90 days | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
30-90 days | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
30-90 days | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	0
Greater than 90 days
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	93
Greater than 90 days | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount
Greater than 90 days | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	47
Greater than 90 days | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	46
Total
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	4,740
Total | Debt securities issued by other governments and public entities
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	9
Total | Debt securities issued by financial institutions incorporated outside Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	4,685
Total | Corporate debt securities issued by companies incorporated in Greece
AssetsAndAssociatedLiabilitiesOfTransfersAccountedForAsSecuredBorrowingsLineItems
Transfers Accounted For As Secured Borrowings Associated Liabilities Carrying Amount	€ 46

[1]	Please see Note 43 for information regarding the restatement